Investment Objectives and Goals	Oct. 29, 2025
Defiance Leveraged Long BEAM ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE Leveraged Long BEAM ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long BEAM ETF (the “Fund”) seeks long-term capital appreciation.
Defiance Leveraged Long SBET ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE Leveraged Long SBET ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long SBET ETF (the “Fund”) seeks long-term capital appreciation.
Defiance Leveraged Long OPEN ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE Leveraged Long OPEN ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long OPEN ETF (the “Fund”) seeks long-term capital appreciation.
Defiance Leveraged Long EOSE ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE Leveraged LONG EOSE ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long EOSE ETF (the “Fund”) seeks long-term capital appreciation.